UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

 FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

CT Corporation System

155 Federal Street

Suite 700

Boston, MA 02110

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end: 11/30/2018

Date of reporting period: 08/31/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

	Shares	Value

Common Stocks - 94.19%

Aerospace & Defense - 4.95%
Harris Corp.	5,000	$812,550
Raytheon Co.	4,000	797,760
		1,610,310
Banks - 9.71%
Citizens Financial Group, Inc.	7,150	294,294
East West Bancorp, Inc.	9,000	570,510
First Republic Bank/CA	10,100	1,026,059
* SVB Financial Group	3,000	968,250
Zions Bancorporation	5,600	298,424
		3,157,537
Chemicals - 1.06%
DowDuPont, Inc.	4,900	343,637

Commercial Services - 8.82%
Cintas Corp.	5,500	1,173,535
* CoStar Group, Inc.	2,050	906,428
* Worldpay, Inc. - Class A	8,100	788,859
		2,868,822
Computers - 1.19%
Accenture PLC - Class A	2,300	388,861

Distribution & Wholesale - 1.38%
* LKQ Corp.	13,000	448,760

Diversified Financial Services - 2.44%
BlackRock, Inc.	590	282,645
Mastercard, Inc. - Class A	2,365	509,799
		792,444
Healthcare - Products - 5.10%
Becton Dickinson and Co.	1,510	395,424
* Edwards Lifesciences Corp.	3,800	548,112
Thermo Fisher Scientific, Inc.	3,000	717,300
		1,660,836
Healthcare - Services - 4.71%
Quest Diagnostics, Inc.	6,000	659,880
UnitedHealth Group, Inc.	3,250	872,495
		1,532,375

3

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

	Shares	Value

Common Stocks - 94.19% (continued)

Insurance - 1.08%
Fidelity National Financial, Inc.	8,750	$350,875

Internet - 10.11%
* Alibaba Group Holding Ltd. - ADR	3,300	577,533
* Alphabet, Inc. - Class A	550	677,490
* Alphabet, Inc. - Class C	92	112,073
* Amazon.com, Inc.	375	754,766
* Facebook, Inc. - Class A	2,250	395,393
Tencent Holdings Ltd. - ADR	17,800	771,064
		3,288,319
Iron & Steel - 1.90%
Steel Dynamics, Inc.	13,500	617,355

Office & Business Equipment - 3.69%
* Zebra Technologies Corp.	7,000	1,202,180

Oil & Gas - 6.20%
Crescent Point Energy Corp.	62,000	381,300
Diamondback Energy, Inc.	6,000	726,480
Exxon Mobil Corp.	3,300	264,561
Pioneer Natural Resources Co.	3,700	646,390
		2,018,731
Private Equity - 3.20%
Apollo Global Management LLC	19,000	656,070
Blackstone Group LP	10,400	383,864
		1,039,934
Retail - 10.13%
Costco Wholesale Corp.	4,000	932,520
Domino's Pizza, Inc.	2,500	746,400
Lowe's Cos., Inc.	6,500	706,875
Ross Stores, Inc.	9,500	909,910
		3,295,705
Semiconductors - 1.85%
Microchip Technology, Inc.	7,000	602,210

4

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

	Shares	Value

Common Stocks - 94.19% (continued)

Software - 7.81%
Microsoft Corp.	8,000	$898,640
* salesforce.com, Inc.	5,500	839,740
Take-Two Interactive Software, Inc.	6,000	801,360
		2,539,740
Telecommunications - 1.84%
* Ciena Corp.	19,000	600,020

Transportation - 7.02%
FedEx Corp.	3,000	731,850
Golar LNG Ltd.	19,000	485,640
* XPO Logistics, Inc.	10,000	1,065,000
		2,282,490

Total Common Stocks (Cost $21,801,115)		30,641,141

Options Purchased (Cost $3,002) - 0.02% ***		5,250

Investment Companies - 5.14%
** First American Treasury Obligations Fund - Class X, 1.87%	1,672,794	1,672,794

Total Investment Companies (Cost $1,672,794)		1,672,794

Total Investments (Cost $23,476,911) - 99.35%		32,319,185
Options Written (Proceeds $26,377) - (0.17)% ****		(55,790)
Other Assets in Excess of Liabilities, net - 0.82%		266,115
Net Assets - 100.00%		$ 32,529,510

*	Non-income producing investment.
**	Rate shown represents the 7-day yield at August 31, 2018 which is subject to change and resets daily.
***	Please refer to the Schedule of Purchased Options for details of options purchased.
****	Please refer to the Schedule of Written Options for details of options written.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

5

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)
	% of Net
Industry	Assets	Value

Aerospace & Defense	4.95%	$1,610,310
Banks	9.71%	3,157,537
Chemicals	1.06%	343,637
Commercial Services	8.82%	2,868,822
Computers	1.19%	388,861
Distribution & Wholesale	1.38%	448,760
Diversified Financial Services	2.44%	792,444
Healthcare - Products	5.10%	1,660,836
Healthcare - Services	4.71%	1,532,375
Insurance	1.08%	350,875
Internet	10.11%	3,288,319
Investment Companies	5.14%	1,672,794
Iron & Steel	1.90%	617,355
Office & Business Equipment	3.69%	1,202,180
Oil & Gas	6.20%	2,018,731
Options Purchased	0.02%	5,250
Private Equity	3.20%	1,039,934
Retail	10.13%	3,295,705
Semiconductors	1.85%	602,210
Software	7.81%	2,539,740
Telecommunications	1.84%	600,020
Transportation	7.02%	2,282,490
Total	99.35%	$ 32,319,185

6

Wellington Shields All-Cap Fund

SCHEDULE OF PURCHASED OPTIONS

As of August 31, 2018 (Unaudited)

OPTIONS PURCHASED- 0.02%

CALL OPTIONS PURCHASED - 0.02%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

Zebra Technologies Corp.	70	$ 1,260,000	$180.00	9/21/2018	$ 5,250

TOTAL CALL OPTIONS PURCHASED (Cost $3,002)					5,250

TOTAL OPTIONS PURCHASED (Cost $3,002)					$ 5,250

[1] Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

7

Wellington Shields All-Cap Fund

SCHEDULE OF WRITTEN OPTIONS

As of August 31, 2018 (Unaudited)

OPTIONS WRITTEN - (0.17)%

CALL OPTIONS WRITTEN - (0.17)%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

CoStar Group, Inc.	20	$900,000	$450.00	9/21/2018	$10,000
Domino's Pizza, Inc.	12	$348,000	$290.00	9/21/2018	13,800
Zebra Technologies Corp.	70	$1,190,000	$170.00	9/21/2018	31,990

TOTAL CALL OPTIONS WRITTEN (Proceeds $26,377)					55,790

TOTAL OPTIONS WRITTEN (Proceeds $26,377)					$55,790

[1] Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

8

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

	Shares	Value

Common Stocks - 95.09%

Banks - 10.95%
Bryn Mawr Bank Corp.	10,000	$488,000
First Financial Bancorp	15,000	471,000
Preferred Bank/Los Angeles CA	6,000	367,260
* Seacoast Banking Corp. of Florida	13,000	411,060
		1,737,320
Chemicals - 6.84%
Orion Engineered Carbons SA	19,000	684,000
Stepan Co.	4,500	401,445
		1,085,445
Commercial Services - 5.32%
* AMN Healthcare Services, Inc.	7,500	437,250
McGrath Rentcorp	7,000	406,000
		843,250
Computers - 7.97%
* ExlService Holdings, Inc.	6,500	416,520
* Mercury Systems, Inc.	7,000	381,570
* Virtusa Corp.	8,000	466,080
		1,264,170
Distribution & Wholesale - 5.29%
H&E Equipment Services, Inc.	13,000	452,530
* ScanSource, Inc.	9,500	386,175
		838,705
Electronics - 3.83%
* Orbotech Ltd.	9,500	607,810

Energy - Alternate Sources - 4.42%
* TPI Composites, Inc.	25,000	700,750

Engineering & Construction - 3.17%
Granite Construction, Inc.	11,000	502,480

Healthcare - Products - 2.97%
* Merit Medical Systems, Inc.	8,000	470,800

Healthcare - Services - 3.60%
Encompass Health Corp.	7,000	571,130

9

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

	Shares	Value

Common Stocks - 95.09% (continued)

Insurance - 2.63%
Kingstone Cos., Inc.	22,500	$417,375

Iron & Steel - 3.39%
Carpenter Technology Corp.	9,000	537,030

Machinery - 5.94%
* Chart Industries, Inc.	8,000	604,400
* Ichor Holdings Ltd.	13,000	337,090
		941,490
Mining - 2.63%
Hi-Crush Partners LP	35,000	416,500

Miscellaneous Manufacturing - 2.37%
EnPro Industries, Inc.	5,000	375,350

Oil & Gas - 6.59%
* Callon Petroleum Co.	29,500	333,350
* Penn Virginia Corp	8,000	711,520
		1,044,870
Retail - 2.35%
Cracker Barrel Old Country Store, Inc.	2,500	372,725

Software - 4.20%
Ebix, Inc.	3,700	294,705
* MINDBODY, Inc. - Class A	10,000	371,000
		665,705
Telecommunications - 5.04%
* Iridium Communications, Inc.	39,500	799,875

Transportation - 5.59%
GasLog Ltd.	28,000	470,400
Landstar System, Inc.	3,600	416,880
		887,280

Total Common Stocks (Cost $11,237,115)		15,080,060

10

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

	Shares	Value

Exchange-Traded Funds - 2.29%

Equity Funds - 2.29%
Invesco S&P SmallCap Health Care ETF	2,500	$362,400

Total Exchange-Traded Funds (Cost $321,145)		362,400

Investment Companies - 1.35%
** First American Treasury Obligations Fund - Class X, 1.87%	214,660	214,660

Total Investment Companies (Cost $214,660)		214,660

Total Investments (Cost $11,772,920) - 98.73%		15,657,120
Options Written (Proceeds $6,852) - (0.02)% ***		(3,500)
Other Assets in Excess of Liabilities, net - 1.29%		204,508
Net Assets - 100.00%		$15,858,128

*	Non-income producing investment.
**	Rate shown represents the 7-day yield at August 31, 2018 which is subject to change and resets daily.
***	Please refer to the Schedule of Written Options for details of options written.

The following abbreviation is used in this portfolio:

LP - Limited Partnership

11

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

	% of Net
Industry	Assets	Value

Banks	10.95%	$1,737,320
Chemicals	6.84%	1,085,445
Commercial Services	5.32%	843,250
Computers	7.97%	1,264,170
Distribution & Wholesale	5.29%	838,705
Electronics	3.83%	607,810
Energy - Alternate Sources	4.42%	700,750
Engineering & Construction	3.17%	502,480
Equity Funds	2.29%	362,400
Healthcare - Products	2.97%	470,800
Healthcare - Services	3.60%	571,130
Insurance	2.63%	417,375
Investment Companies	1.35%	214,660
Iron & Steel	3.39%	537,030
Machinery	5.94%	941,490
Mining	2.63%	416,500
Miscellaneous Manufacturing	2.37%	375,350
Oil & Gas	6.59%	1,044,870
Retail	2.35%	372,725
Software	4.20%	665,705
Telecommunications	5.04%	799,875
Transportation	5.59%	887,280
Total	98.73%	$15,657,120

12

Wellington Shields Small-Cap Fund

SCHEDULE OF WRITTEN OPTIONS

As of August 31, 2018 (Unaudited)

OPTIONS WRITTEN - (0.02)%

CALL OPTIONS WRITTEN - (0.02)%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

Iridium Communications, Inc.	100	$220,000	$22.00	9/21/2018	$2,000
Iridium Communications, Inc.	100	$230,000	$23.00	9/21/2018	1,500

TOTAL CALL OPTIONS WRITTEN (Proceeds $6,852)					3,500

TOTAL OPTIONS WRITTEN (Proceeds $6,852)					$3,500

[1] Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

13

Capital Management Funds

Notes to Schedules of Investments	August 31, 2018 (Unaudited)

Organization

The Wellington Shields All-Cap Fund and the Wellington Shields Small-Cap Fund, formerly, the Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund, respectively, (collectively the Funds and individually the All-Cap Fund and the Small-Cap Fund) are series funds. The Funds are part of the Capital Management Investment Trust (the Trust), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-ended management investment company. The Funds are each classified as a diversified company as defined in the 1940 Act.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for identical securities on inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

Capital Management Funds

Notes to Schedules of Investments	August 31, 2018 (Unaudited)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of August 31, 2018:

All-Cap Fund Financial Instruments - Assets Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$30,641,141	$—	$30,641,141
Call Options Purchases	5,250		5,250
Investment Companies		1,672,794	1,672,794
Totals	$30,646,391	$1,672,794	$32,319,185

Small-Cap Fund Financial Instruments - Assets Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$15,080,060	$—	$15,080,060
Exchange-Traded Funds (b)	362,400	—	362,400
Investment Companies	—	214,660	214,660
Totals	$15,442,460	$214,660	$15,657,120

All-Cap Fund Financial Instruments - Liabilities Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options Written	$55,790	$—	$55,790
Totals	$55,790	$—	$55,790

Small-Cap Fund Financial Instruments - Liabilities Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options Written	$3,500	$—	$3,500
Totals	$3,500	$—	$3,500

(a) As of and during the nine month period ended August 31, 2018, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b) All common stocks and exchange-traded funds held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification and exchange-traded funds by investment type, please refer to the Schedules of Investments.

There were no transfers between levels as of August 31, 2018, from the valuation input levels used on November 30, 2017. It is the Funds’ policy to recognize transfers at the end of the reporting period.

15

Capital Management Funds

Notes to Schedules of Investments	August 31, 2018 (Unaudited)

Written Options

The Funds may write covered call options on equity securities or futures contracts that the Funds are eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Funds may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if a Fund owns the underlying security subject to the call option at all times during the option period. When a Fund writes a covered call option, it maintains in a segregated account with its custodian or as otherwise required by the rules of the exchange for the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The writing of covered call options is considered to be a conservative investment technique. The Funds will receive a premium from writing a call option, which increases the Funds’ returns in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Purchased Options

The Funds may purchase call options. As holders of a call option, the Funds have the right to purchase the underlying security at the exercise price at any time during the option period. The Funds may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Funds may also purchase call options on relevant stock indices. Call options may also be purchased by the Funds for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Funds to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Funds are partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Funds may also purchase call options on underlying securities it owns to protect unrealized gains on call options previously written by them. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Funds’ current return. For example, where the Funds have written a call option on an underlying security having a current market value below the price at which such security was purchased by the Funds, an increase in the market price could result in the exercise of the call option written by the Funds and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

16

Capital Management Funds

Notes to Schedules of Investments	August 31, 2018 (Unaudited)

A call option will be recorded as an asset in the Funds’ statements of assets and liabilities, with its initial value set as the premium paid by the Funds when purchasing it. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the Funds’ net asset value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

Derivatives Transactions

As of August 31, 2018, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

All Cap Fund: Assets:	Location	Equity Contracts	Total
Call options purchased	Investments, at value	$5,250	$5,250
		$5,250	$5,250
All Cap Fund: Liabilities:	Location	Equity Contracts	Total
Call options written	Options written, at value	$55,790	$55,790
		$55,790	$55,790
Small Cap Fund: Liabilities:	Location	Equity Contracts	Total
Call options written	Options written, at value	$3,500	$3,500
		$3,500	$3,500

There were no purchased call options held by the Small Cap Fund at August 31, 2018.

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the nine month period ended August 31, 2018, are recorded in the following locations in the Statement of Operations:

All Cap Fund: Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Call options purchased	Net change in unrealized appreciation on options purchased	$2,248	$2,248
Call options written	Net change in unrealized depreciation on options written	(29,413)	(29,413)
		$(27,165)	$(27,165)

17

Capital Management Funds

Notes to Schedules of Investments	August 31, 2018 (Unaudited)

Small Cap Fund: Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Call options written	Net change in unrealized appreciation on options purchased	$3,352	$3,352
		$3,352	$3,352
All Cap Fund: Net realized gain/(loss) on:	Location	Equity Contracts	Total
Call options purchased	Net realized gain on options purchased	$—	$—
Call options written	Net realized gain on options written	121,767	121,767
		$121,767	$121,767
Small Cap Fund: Net realized gain/(loss) on:	Location	Equity Contracts	Total
Call options written	Net realized gain on options written	$11,465	$11,465
		$11,465	$11,465

 There were no call options purchased by the Small Cap Fund during the nine month period ended August 31, 2018. The total notional amount of call options written by the All-Cap Fund and Small Cap Fund during the nine month period ended August 31, 2018 were $31,181,600 and $820,000, respectively. The amounts realized and changes in unrealized appreciation/depreciation on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Federal Income Taxes

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of August 31, 2018 are noted below.

		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)
All-Cap Fund	$23,476,911	$9,339,768	$(497,494)	$8,842,274
Small-Cap Fund	11,772,920	4,076,186	$(191,986)	$3,884,200

18

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)        A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capital Management Investment Trust

By:	/s/ W. Jameson McFadden
Name:	W. Jameson McFadden
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Jameson McFadden
Name:	W. Jameson McFadden
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 26, 2018

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